Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 1,108	$ 1,033	$ 1,293
Other comprehensive income (loss), net of tax:
Currency translation adjustments arising during the period	203	(35)	(87)
Foreign currency translation adjustments	203	(35)	(87)
Net unrealized gains (losses) arising during the period		3	(2)
Net unrealized gains (losses) on securities		3	(2)
Net unrealized gains (losses) arising during the period	56	(37)	(79)
Less: reclassification adjustment for (gains) losses included in net income		69	(1)
Net unrealized gains (losses) on derivatives	56	32	(80)
Net gains (losses) arising during the period	(12)	(35)	(11)
Less: amortization of prior service cost included in net periodic pension cost	1	1	1
Defined benefit pension plans	(11)	(34)	(10)
Other comprehensive income (loss), net of tax	248	(34)	(179)
Comprehensive income (loss)	1,356	999	1,114
Less: comprehensive income (loss) attributable to noncontrolling interest	2	1	6
Comprehensive income (loss) attributable to the company's stockholders	$ 1,354	$ 998	$ 1,108